Submission	Aug. 17, 2026
Submission [Line Items]
Central Index Key	0000352915
Registrant Name	UNIVERSAL HEALTH SERVICES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES